Common Stock Reverse Split	12 Months Ended
Dec. 31, 2024
Common Stock Reverse Split [Abstract]
Common Stock Reverse Split
20. Common Stock Reverse Split
On July 25, 2025, the Company effected a
1-for-3.2544
reverse split of its Common Stock and a proportionate decrease in the number of its authorized shares. All share and per share information, including share- based compensation, throughout the annual consolidated financial statements has been retroactively adjusted to reflect the reverse stock split. The shares of Common Stock retain a par value of $0.0001 per share.